Guru Favorite Stocks ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Application Software - 8.8%
2,162	Adobe, Inc. (a)	$700,380
2,797	Fair Isaac Corp. (a)	1,894,660
		2,595,040
Asset Management & Custody Banks - 2.9%
5,058	Brookfield Asset Management Ltd. - Class A ADR (b)	170,050
20,232	Brookfield Corp. (b)	672,714
		842,764
Automobile Manufacturers - 3.0%
9,565	Thor Industries, Inc.	870,319

Biotechnology - 2.6%
4,967	AbbVie, Inc.	764,421

Consumer Finance - 3.9%
6,569	American Express Co.	1,142,940

Data Processing & Outsourced Services - 7.8%
3,090	Mastercard, Inc. - Class A	1,097,846
5,457	Visa, Inc. - Class A	1,200,213
		2,298,059
Diversified Banks - 5.9%
16,541	Citigroup, Inc.	838,463
19,254	Wells Fargo & Co.	900,510
		1,738,973
Diversified Support Services - 3.4%
13,970	Copart, Inc. (a)	984,326

Electronic Components - 3.0%
3,384	Littelfuse, Inc.	875,542

Financial Exchanges & Data - 8.6%
2,536	MarketAxess Holdings, Inc.	865,917
2,798	Moody's Corp.	811,840
2,518	S&P Global, Inc.	859,142
		2,536,899
Health Care Facilities - 2.5%
3,069	HCA Healthcare, Inc.	747,148

Internet & Direct Marketing Retail - 5.0%
16,814	PDD Holdings, Inc. ADR (a)(b)	1,475,092

Investment Banking & Brokerage - 3.8%
14,132	Charles Schwab Corp.	1,101,165

Life & Health Insurance - 5.0%
7,706	Primerica, Inc.	1,479,090

Guru Favorite Stocks ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Managed Health Care - 4.3%
2,658	Elevance Health, Inc.	$1,248,383

Multi-Sector Holdings - 3.9%
3,778	Berkshire Hathaway, Inc. - Class B (a)	1,152,970

Property & Casualty Insurance - 5.8%
11,752	Progressive Corp.	1,686,647

Real Estate Services - 3.3%
11,314	CBRE Group, Inc. - Class A (a)	963,274

Restaurants - 2.9%
8,293	Texas Roadhouse, Inc.	842,071

Semiconductors - 2.7%
13,710	Micron Technology, Inc.	792,712

Systems Software - 7.4%
4,756	Microsoft Corp.	1,186,242
11,333	Oracle Corp.	990,504
		2,176,746
Technology Hardware, Storage & Peripherals - 3.3%
6,575	Apple, Inc.	969,221
	TOTAL COMMON STOCKS (Cost $30,188,434)	29,283,802

MONEY MARKET FUNDS - 0.2%
53,902	First American Government Obligations Fund - Class X, 4.37% (c)	53,902
	TOTAL MONEY MARKET FUNDS (Cost $53,902)	53,902

	TOTAL INVESTMENTS (Cost $30,242,336) - 100.0%	29,337,704
	Other Assets in Excess of Liabilities - 0.0% (d)	11,274
	TOTAL NET ASSETS - 100.0%	$29,348,978

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GURU FAVORITE STOCKS ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GURU FAVORITE STOCKS ETF

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Guru Favorite Stocks ETF
Assets*
Common Stocks	$29,283,802	$-	$-	$29,283,802
Money Market Funds	53,902	-	-	53,902
Total Investments in Securities	$29,337,704	$-	$-	$29,337,704

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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